Borrowings, Other Debts and Derivative Liabilities - Schedule of Maturities of Short-Term Borrowings and Long-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturities of Long-term Debt [Abstract]
- Within 1 year	¥ 9,063	¥ 15,213
Total	¥ 9,063	¥ 15,213